Direct cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 700,124	$ 626,621
Subscription cost of revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	63,501	70,753
Transaction-based cost of revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	569,797	505,631
Hardware and other cost of revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 66,826	$ 50,237